Segment information - Segment external revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,664,188	$ 1,634,393	$ 1,591,601
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Revenue	1,024,415	997,575	969,932
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Revenue	639,773	634,946	619,683
Operating segments | STET segment
Disclosure of operating segments [line items]
Revenue	$ 0	$ 1,872	$ 1,986